Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Maturities of RAI and RJR Notes, net of discounts
2012	$ 451
2013	684
2015	199
2016	773
2017 and thereafter	1,397
Total	3,504
RAI [Member]
Maturities of RAI and RJR Notes, net of discounts
2012	393
2013	624
2015	199
2016	773
2017 and thereafter	1,397
Total	3,386
RJR [Member]
Maturities of RAI and RJR Notes, net of discounts
2012	58
2013	60
Total	$ 118